December 18, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Fiera Capital Diversified Alternatives Fund (the “Fund”), a series of the Trust, scheduled to be held on Friday, January 24, 2020.

The Special Meeting is being called for the purpose of approving a new investment sub-advisory agreement with respect to the Fund between Fiera Capital Inc., the investment adviser of the Fund, and Asset Management One USA Inc.

Please contact the undersigned at 215.963.4660 with your questions or comments.

Very truly yours,

/s/ Christine M. Nassauer

Christine M. Nassauer

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001